Transactions With Related Parties, Central Shipping Inc (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due from related parties	$ 600,000	$ 0
Due to related parties	$ (139,000)	(1,169,000)
Minimum [Member]
Transactions with Related Parties [Abstract]
CPI	2.00%
Maximum [Member]
Transactions with Related Parties [Abstract]
CPI	5.00%
Related Party [Member] | CSI [Member]
Transactions with Related Parties [Abstract]
Notice period to terminate agreement	18 months
Number of months of fees payable used to determine termination fee	12 months
Daily management fee per vessel	$ 670
Commencement period of daily management prior to scheduled delivery of vessel	3 months
Daily fee for superintendent visits	$ 609
Chartering commission percentage	1.25%
Commission percentage on all gross vessel sale proceeds or the purchase price paid for vessels	1.00%
Financing fee percentage	0.20%
Supervision services fee percentage	7.00%
Initial term of agreement	5 years
Increase in fees payable if CPI is less than 2%	2.00%
Increase in fees payable if CPI is more than 5%	5.00%
Percentage of newbuilding vessels monitoring fee paid on purchase of newbuilding construction contract	25.00%
Percentage of newbuilding vessels monitoring fee paid on steel cutting of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on launching of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on delivery of newbuilding vessel	25.00%
Due from related parties		480,000
Due to related parties	$ (437,000)
Transactions with Related Parties [Abstract]
Fees and expenses	4,910,000	4,012,000	$ 3,443,000
Related Party [Member] | CSI [Member] | Capitalized in Vessels, Net [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	3,000	0	0
Related Party [Member] | CSI [Member] | Capitalized in Assets Held for Sale to Related Party-Vessel Construction Contracts, Net [Member]
Transactions with Related Parties [Abstract]
Newbuilding vessels monitoring fee	417,000	0	0
Related Party [Member] | CSI [Member] | Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	414,000	586,000	164,000
Related Party [Member] | CSI [Member] | Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	1,912,000	1,906,000	1,840,000
Accounting and reporting cost	360,000	360,000	360,000
Commission for sale and purchase of vessels	778,000	0	0
Related Party [Member] | CSI [Member] | Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	11,000	46,000	42,000
Related Party [Member] | CSI [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire revenue	1,015,000	1,040,000	1,037,000
Related Party [Member] | CSI [Member] | Dry-Docking Costs [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	$ 0	$ 74,000	$ 0